Label	Element	Value
Lazard Global Equity Select Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000874964_SupplementTextBlock
THE LAZARD FUNDS, INC.

Lazard Global Equity Select Portfolio

Supplement to Current Summary Prospectuses and Prospectus

Lazard Global Equity Select Portfolio

The following replaces the table in "Fees and Expenses" in the Summary Prospectus and "Summary Section—Lazard Global Equity Select Portfolio—Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	1.42%	6.32%	1.42%*
Total Annual Portfolio Operating Expenses	2.22%	7.37%	2.22%
Fee Waiver and Expense Reimbursement**	1.17%	6.02%	1.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement**	1.05%	1.35%	1.00%

*	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
**
Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05%, 1.35% and 1.00% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces "Example" in the Summary Prospectus and "Summary Section—Lazard Global Equity Select Portfolio—Example" in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Institutional Shares	$107	$582	$1,083	$2,463
Open Shares	$137	$1,629	$3,051	$6,321
R6 Shares	$102	$577	$1,078	$2,459

Dated:  June 29, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Equity Select Portfolio